Noah Investments Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 29, 2007	[1]
Place of Incorporation	PRC	[1]
Percentage of Ownership	100.00%	[1]
Shanghai Noah Rongyao Insurance Broker Co., Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 24, 2008
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Tianjin Gefei Asset Management Co., Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 18, 2010	[2]
Place of Incorporation	PRC	[2]
Percentage of Ownership	100.00%	[2]
Gefei Assets Management Co., Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Feb. 09, 2012	[2]
Place of Incorporation	PRC	[2]
Percentage of Ownership	100.00%	[2]

[1]	In February 2012, Shanghai Noah Investment Consulting Co., Ltd. was granted a mutual fund distribution license by the China Securities Regulatory Commission ("CSRC"), and was subsequently renamed as Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
[2]	In March 2012, Noah Investment acquired 100% equity interest of Tianjin Gefei Asset Management Co., Ltd ("Tianjin Gefei") and Gefei Asset Management Co., Ltd ("Gefei Asset") which was established in February 2012 from Shanghai Noah Financial Services Co., Ltd. at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.